Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Current assets:
Cash and cash equivalents | ¥		¥ 285,924	¥ 378,445
Restricted cash | ¥		2,970	51,823
Accounts receivable, net | ¥		39,812	27,767
Short-term investments | ¥		4,000	2,000
Other receivables | ¥		6,376	6,499
Short-term loans receivable | ¥		52,893
Amount due from related parties | ¥		1,247	590
Total current assets | ¥		393,222	467,124
Long-term investments | ¥			2,000
Property and equipment, net | ¥		4,776	4,026
Intangible assets, net | ¥		363	733
Long-term prepayments | ¥		1,269	393
Deferred tax assets | ¥		10,909	5,133
Right-of-use assets | ¥		22,172
Total assets | ¥		432,711	479,409
Current liabilities:
Accounts payable | ¥		9,037	5,873
Investors’ deposit | ¥		2,970	51,823
Other payables and accrued expenses | ¥		15,755	8,657
Lease liabilities, current | ¥		7,401
Income taxes payable | ¥		2,637
Other tax liabilities | ¥		9,300	9,300
Advance receipts | ¥		421	180
Total current liabilities | ¥		47,521	75,833
Lease liabilities, non-current | ¥		14,709
Total liabilities | ¥		62,230	75,833
Commitments and contingencies | ¥
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2019 and 2020, respectively) | ¥		600	600
Additional paid-in capital | ¥		224,702	224,702
Statutory reserves | ¥		21,873	19,824
Retained earnings | ¥		120,314	155,266
Accumulated other comprehensive income | ¥		467	11
Total Puyi Inc.’s equity | ¥		367,956	400,403
Non-controlling interests | ¥		2,525	3,173
Total equity | ¥		370,481	403,576
Total liabilities and equity | ¥		¥ 432,711	¥ 479,409
US$
Current assets:
Cash and cash equivalents | $	$ 40,470
Restricted cash | $	420
Accounts receivable, net | $	5,635
Short-term investments | $	566
Other receivables | $	902
Short-term loans receivable | $	7,487
Amount due from related parties | $	177
Total current assets | $	55,657
Long-term investments | $
Property and equipment, net | $	676
Intangible assets, net | $	51
Long-term prepayments | $	180
Deferred tax assets | $	1,544
Right-of-use assets | $	3,138
Total assets | $	61,246
Current liabilities:
Accounts payable | $	1,279
Investors’ deposit | $	420
Other payables and accrued expenses | $	2,230
Lease liabilities, current | $	1,048
Income taxes payable | $	373
Other tax liabilities | $	1,316
Advance receipts | $	60
Total current liabilities | $	6,726
Lease liabilities, non-current | $	2,082
Total liabilities | $	8,808
Commitments and contingencies | $
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2019 and 2020, respectively) | $	85
Additional paid-in capital | $	31,805
Statutory reserves | $	3,096
Retained earnings | $	17,029
Accumulated other comprehensive income | $	66
Total Puyi Inc.’s equity | $	52,081
Non-controlling interests | $	357
Total equity | $	52,438
Total liabilities and equity | $	$ 61,246